Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of assets and liabilities measured or disclosed at fair value

Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
As of December 31, 2022
Short-term investment
Wealth management products	86,386	12,525		86,386		386
Long-term Investment
Available-for-sale debt securities	42,371	6,143			42,371	(8,270)
Equity investments accounted for using fair value option	370,162	53,668			370,162	(25,601)
As of December 31, 2021
Short-term investment
Wealth management products	262,169	41,140		262,169		1,441
Long-term Investment
Available-for-sale debt securities	46,339	7,272			46,339
Equity investments accounted for using fair value option	362,235	56,843			362,235	6,537

The following table summarizes the Company’s assets held as of December 31, 2021 and 2022 for which a non-recurring fair value measurement was recorded during the years ended December 31, 2021 and 2022:

	Total Balance	Total Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total (losses) gains
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Non-Recurring:
As of December 31, 2022
Equity investments accounted for using the measurement alternative	646,577	93,745			646,577	(262,278)
As of December 31, 2021
Equity investments accounted for using the measurement alternative	738,292	115,854			738,292	(284,736)

Reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:

Amounts
RMB
Balance as of January 1, 2020	388,581
Addition	—
Fair value change	857
Foreign exchange translation adjustments	(25,140)
Balance as of December 31, 2020	364,298
Addition	46,339
Fair value change	6,537
Foreign exchange translation adjustments	(8,600)
Balance as of December 31, 2021	408,574
Addition	—
Fair value change	(33,871)
Foreign exchange translation adjustments	37,830
Balance as of December 31, 2022	412,533
Balance as of December 31, 2022 in US$	59,811

Fair Value, Measurements, Recurring [Member]
Schedule of significant unobservable inputs used in the fair value measurement

Significant unobservable inputs used in the recurring fair value measurement for available-for-sale debt securities and equity investments accounted for using fair value option (level 3) are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Available-for-sale debt securities	42,371	Market approach	• Volatility	66.2%
Equity investments accounted for using fair value option	370,162	Discount cash flow method	• Weighted average cost of capital (“WACC”)	17.0%
			• Compound Annual Growth Rate (“CAGR”)	16.8%
			• EBIT Margin	4.7%~17.7%
			• Volatility	73.8%

Fair Value, Measurements, Nonrecurring [Member]
Schedule of significant unobservable inputs used in the fair value measurement	The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using measurement alternative	646,577	Back-Solve method	• Volatility	37.0%~64.1%
		Market Approach	• Volatility	50.3%~50.9%
		Discount cash flow method	• WACC	17.4%
			• CAGR	32.9%
			• EBIT Margin	-25.4%~27.7%
			• Volatility	53.3%